Convertible Bonds (Details) - USD ($)				12 Months Ended
		Oct. 16, 2024	Sep. 18, 2024	Sep. 30, 2024	Dec. 18, 2024	Sep. 30, 2023
Convertible Bonds [Line Items]
Aggregate principal amount			$ 10,830,000
Bearing interest rate, percentage			8.00%
Aggregate original issue discount			$ 800,000
Common stock per share	[1]			$ 0.00025		$ 0.00025
Conversion price			$ 1.2
Closing price rate			70.00%
Outstanding balance rate				120.00%
Principal amount redemption rate				25.00%
Nominal amount				$ 2,325
Convertible Promissory Notes [Member]
Convertible Bonds [Line Items]
Conversion price					$ 0.24
Subsequent Event [Member]
Convertible Bonds [Line Items]
Gross proceeds		$ 10,000,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Convertible Bonds [Line Items]
Conversion price					$ 0.24
Class A Ordinary Shares [Member]
Convertible Bonds [Line Items]
Pre delivery shares			9,300,000
Common stock per share			$ 0.00025

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16)